UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05569

Franklin Universal Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Universal
Trust
August 31, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Contents
Annual Report
Franklin Universal Trust 2
Performance Summary 5
Financial Highlights and Statement of Investments 8
Financial Statements 22
Notes to Financial Statements 26
Report of Independent Registered
Public Accounting Firm 38
Tax Information 39
Important Information to Shareholders 40
Annual Meeting of Shareholders 45
Dividend Reinvestment and Cash Purchase Plan 46
Board Members and Officers 48
Shareholder Information 53
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Annual Report
ANNUAL REPORT
Franklin Universal Trust
Dear Shareholder:
This annual report for Franklin Universal Trust covers the
fiscal year ended August 31, 202 1 .
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Performance Overview
For the 12 months under review, the Fund’s cumulative
total returns were +15.33% based on net asset value
and +29.55% based on market price, as shown in the
Performance Summary on page 5 . For comparison, the
Credit Suisse (CS) High Yield Index, which is designed to
mirror the investable universe of the U.S. dollar-denominated high-yield debt market, posted a +10.25% cumulative total
return,

and utilities stocks, as measured by the Standard
& Poor’s
®
(S&P
®
) 500 Utilities Index, which tracks all utility
stocks in the broad S&P 500
®
Index, posted a +19.66%
cumulative total return for the same period.
2
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
U.S. Aggregate Bond Index, posted a -0.08% total return
for the 12 months ended August 31, 2021.
2
As the U.S.
economy continued to recover from the novel coronavirus
(COVID-19) pandemic, investor appetite for risk increased
and inflation concerns rose. Consequently, lower-rated
bonds posted significantly greater returns than higher-rated bonds, while shorter-term bonds generally outperformed
longer-term bonds, which tend to be more sensitive to
inflation. The inflation rate surged during the period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming principally from the areas particularly impacted by the shutdown, such as used vehicles, airfares,
semiconductors and building materials.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-ended
U.S. Treasury and mortgage bond purchasing. However, in
an August 2021 speech, Fed Chair Jerome Powell stated
that he anticipated the Fed would begin reducing its bond
purchases later in 2021, although further progress was
needed on increasing employment before the Fed would
consider raising interest rates.
U.S. Treasury bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -2.11% total return for the
12-month period.
2
The 10-year U.S. Treasury yield (which
moves inversely to price) was near all-time lows as the
period began. However, yields rose thereafter amid many
investors’ increasing inflation expectations. Mortgage-
backed securities (MBS), as measured by the Bloomberg
MBS Index, posted a -0.18% total return for the period, as
low interest rates accelerated prepayments from mortgage
refinancing.
2
Fed action was a catalyst for the recovery in the corporate
bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and
prospect of a return to normal conditions tempered concerns
about credit quality, which benefited lower-rated bonds. In
this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index,
posted a +10.14% total return, outpacing investment-grade
corporate bonds, as represented by the Bloomberg U.S.
Corporate Bond Index, which nevertheless posted a +2.53%
total return.

1. Source: Credit Suisse Group.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
9
.

Franklin Universal Trust

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Annual Report
Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
Manager’s Discussion
In the early part of the period leading up to the 2020 U.S.
presidential election, continued low yields across the
U.S. Treasury (UST) curve, along with low or negative
government bond yields globally, supported demand for both
high-yield (HY) corporate bonds and dividend-paying stocks.
Although the Fed’s support for the HY market, in the form of direct and indirect purchases of HY corporate securities by
the Fed’s Secondary Market Corporate Credit Facility, were
modest, the perceived support had buoyed the HY market
in general, leading to a persistent tailwind for HY corporate bonds for much of 2020. As financial markets settled into
2021, amid a stronger-than-expected U.S. economic
recovery and surging longer-term UST yields, concerns
about potential inflationary pressures resurfaced. Investors consequently began to assess more closely the implications
of unprecedented fiscal stimulus, an accommodative
Fed and an economy poised to rebound as vaccination
campaigns paved the way for reopening businesses. While
reflation (return to growth) was the key driver for markets
in 2021’s first quarter, inflation and commensurate risks of higher commodity prices took center stage. The Fed initially had assured the market that the recent rise in inflation
measures will prove temporary, and market consensus had
largely accepted this optimistic view. More recently though, the Fed acknowledged that inflation risks are skewed to
the upside. As a result, market participants have debated
the growth and inflation outlook with equity market returns
reflecting potential for positive growth, while Treasury
markets turned more cautious on the growth outlook toward
the end of 2021’s second quarter, as reflected in lower
10-year U.S. Treasury yields. Amid the COVID-19 Delta
variant and ever-changing views around the trajectory of Fed tapering, UST yields moved higher across the curve at the
end of the performance period under review.
*
Percentage of total investments of the Fund. Total investments of the fund include long-term and short -term investments, excluding long-term debt issued by the
Fund.
**
Includes convertible bonds, escrows and litigation trusts, preferred stocks, and warrants.
High-Yield Corporate Bonds
For the 12-month period under review, the CS High
Yield Index posted a +10.25% total return as lower-rated
HY bonds generally outperformed their higher-rated
counterparts.
1
From a sector/industry standpoint, issuers in
energy, aerospace and retail were notable outperformers.
The U.S. HY market benefited from a favorable environment
for leveraged credit heading into 2021. Against the backdrop of further reopening of the economy, supportive fiscal and
monetary policies combined with wide-open capital markets
have led to strong overall credit market performance. Issuers experienced improved credit profiles, leading to ratings
agency upgrades outpacing downgrades. Consequently,
market consensus is for diminishing default risk for the
balance of 2021 and into 2022. While inflation pressure has
become a topic of concern in the U.S. HY market as well
as the broader markets, not all HY issuers are expected
to be impacted to the same degree. Industries with an
elevated risk of repricing due to input cost inflation, such as automobiles and food and beverage, are expected to be
Portfolio Composition
8/31/21
% of Total
Investments*
Corporate Bonds 61.1%
Common Stocks 33.3%
Asset-Backed Securities 1.8%
Marketplace Loans 1.2%
Other** 0.3%
Short-Term Investments 2.3%
Top 10 Holdings
8/31/21
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 4.5%
Sempra Energy 2.7%
American Electric Power Co., Inc. 2.6%
CMS Energy Corp. 2.6%
Evergy , Inc. 2.4%
Dominion Energy, Inc. 2.3%
Alliant Energy Corp. 2.2%
Duke Energy Corp. 2.1%
Xcel Energy, Inc 1.8%
Southern Co. (The) 1.8%

Franklin Universal Trust

franklintempleton.com
Annual Report
in the minority in the universe of U.S. HY issuers. On the
contrary, there are sectors/industries such as energy and
metals and mining that are expected to benefit from higher
commodity prices as inflation pressure further increases.
Inflows from institutional investors continue to offset the
year-to-date outflow (through August 31, 2021) from U.S. HY
retail funds, driving the strong technical environment that has continued to dominate the market, in spite of issuance that
has continued at a record-setting pace year-to-date. Amid
elevated sensitivity to the likely timing of Fed tapering and historically low dispersion of credit spreads across industries and ratings categories, our focus remains on prudent
security selection across the quality spectrum with a general aversion to securities with longer-term secular challenges.
Utility Stocks
Regarding utilities, the sector’s +19.66% total return
underperformed the S&P 500’s +31.17% total return but
outperformed HY corporate bonds for the 12-month period.
2
Utilities continue to be impacted by unfavorable sector
rotation and catastrophic climate events. Fundamentally,
utilities have weathered COVID-19 headwinds, and the
growth outlook is robust, driven by sustainable initiatives
and continuous grid-hardening measures. Relative to
other industries, utilities remained relatively insulated
from supply-chain pressures and provided solid long-term
corporate guidance. Duke Energy, Evergy and Southern
were relative outperformers. Duke Energy’s outperformance
was attributable to its long-term renewable growth outlook
and activist investor Elliott Management taking a stake in the company, while Evergy’s new management team continues
to execute on regulated growth opportunities going into
a well-anticipated analyst day shortly after period-end.
Southern’s long-term growth opportunity remains strong, as
company management recently disclosed a sizable amount
in incremental capital-expenditure opportunities. NextEra
Energy continued its solid performance but gave up some of
its top-tier premium from the renewable trade reversal. CMS
Energy and Xcel Energy were relative underperformers,
mainly driven by the reversal of top-tier valuations. We
believe the long-term thesis remains intact for both stocks, characterized as leaders in the renewables space while
located in constructive regulatory jurisdictions. Dominion
Energy faces a regulatory overhang with the triennial review and gave up some of its top-tier valuation premium. We
remain bullish on the sector, as relative valuations continue to screen attractively and long-term growth prospects remain abundant.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn I. Voyles, CFA
Jonathan G. Belk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2021
Franklin Universal Trust

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year +15.33% +29.55% +15.33% +29.55%
5-Year +47.66% +65.02% +8.11% +10.54%
10-Year +123.89% +149.78% +8.39% +9.59%
See page 7 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
9/1/11–8/31/21

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
Shares Prices
1
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in a fund adjust to a rise in interest rates, the fund’s share price may decline. Investments in lower-rated bonds include higher risk of default and loss of principal.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market con-
ditions. In addition to having sensitivity to other factors, securities issued by utility companies have historically been sensitive to interest rate changes. When interest rates fall, utility securities prices, and thus a utilities fund’s share price, tend to rise; when interest rates rise, their prices generally fall. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. Events such as the spread of deadly diseases, disas-
ters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desire results.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 10/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Credit Suisse. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt traded in the U.S. credit market.
6. Source: Morningstar. The S&P 500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500.
See www.franklintempletondatasources.com for additional data provider information.
Symbol: FT 8/31/21 8/31/20 Change
Net Asset Value (NAV) $8.92 $8.12 +$0.80
Market Price (NYSE) $8.59 $7.00 +$1.59
Distributions
(9/1/20–8/31/21)
Net Investment
Income
$0.4260

Franklin Universal Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.12 $8.57 $7.99 $8.24 $7.67
Income from investment operations:
Net investment income
a
......................... 0.38 0.41 0.38 0.39 0.38
Net realized and unrealized gains (losses) ........... 0.85 (0.48) 0.58 (0.26) 0.57
Total from investment operations .................... 1.23 (0.07) 0.96 0.13 0.95
Less distributions from:
Net investment income .......................... (0.43) (0.38) (0.38) (0.38) (0.38)
Net realized gains ............................. — (—)
b
— — —
Total distributions ............................... (0.43) (0.38) (0.38) (0.38) (0.38)
Net asset value, end of year ....................... $8.92 $8.12 $8.57 $7.99 $8.24
Market value, end of year
c
......................... $8.59 $7.00 $7.37 $6.77 $7.24
Total return (based on market value per share) ......... 29.55% 0.25% 15.02% (1.18)% 11.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.50% 2.49% 2.45% 1.98% 2.00%
Expenses net of waiver and payments by affiliates
d
...... 2.50%
e
2.49%
e
2.44% 1.98%
e
1.99%
Net investment income ........................... 4.38% 5.01% 4.69% 4.91% 4.81%
Supplemental data
Net assets, end of year (000’s) ..................... $224,246 $204,094 $215,292 $200,796 $206,965
Portfolio turnover rate ............................ 36.58% 35.26% 21.70% 22.96% 23.25%
Total debt outstanding at end of year (000's) ........... $65,000 $65,000 $65,000 $65,000 $60,000
Asset coverage per $1,000 of debt .................. $4,450 $4,140 $4,312 $4,089 $4,449
Average amount of senior rate fixed Notes per share during
the year ...................................... $2.59 $2.59 $2.59 $2.39 $2.39
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Statement of Investments, August 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 42.7%
Electric Utilities 23.6%
Alliant Energy Corp. ................................... United States 80,000 $ 4,863,200
American Electric Power Co., Inc. ......................... United States 65,000 5,822,050
Duke Energy Corp. .................................... United States 46,060 4,820,640
Edison International ................................... United States 36,000 2,082,240
Entergy Corp. ........................................ United States 30,000 3,318,300
Evergy , Inc. .......................................... United States 80,000 5,476,000
Exelon Corp. ......................................... United States 80,000 3,921,600
FirstEnergy Corp. ..................................... United States 40,000 1,554,800
NextEra Energy, Inc. ................................... United States 120,000 10,078,805
Pinnacle West Capital Corp. ............................. United States 30,000 2,307,000
PPL Corp. ........................................... United States 24,500 719,075
Southern Co. (The) .................................... United States 60,000 3,943,800
Xcel Energy, Inc. ...................................... United States 60,000 4,125,000
53,032,510
Machinery 0.2%
a
Birch Permian Holdings, Inc. ............................. United States 3,694 55,410
a
Birch Permian Holdings, Inc. ............................. United States 28,796 428,340
483,750
Metals & Mining 2.1%
BHP Group plc, ADR ................................... Australia 25,185 1,577,589
Freeport-McMoRan, Inc. ................................ United States 80,380 2,925,028
b
South32 Ltd., ADR .................................... Australia 10,074 115,851
4,618,468
Multi-Utilities 15.3%
CenterPoint Energy, Inc. ................................ United States 122,800 3,081,052
CMS Energy Corp. .................................... United States 90,000 5,771,700
Consolidated Edison, Inc. ............................... United States 40,000 3,018,000
Dominion Energy, Inc. .................................. United States 67,200 5,230,848
DTE Energy Co. ...................................... United States 30,000 3,610,200
NiSource, Inc. ........................................ United States 60,000 1,479,000
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,877,300
Sempra Energy ....................................... United States 45,000 5,956,200
WEC Energy Group, Inc. ................................ United States 35,000 3,306,800
34,331,100
Oil, Gas & Consumable Fuels 1.5%
a
Amplify Energy Corp. .................................. United States 245 897
Bonanza Creek Energy, Inc. ............................. United States 18,598 723,090
a
California Resources Corp. .............................. United States 27 924
Chesapeake Energy Corp. .............................. United States 588 32,816
a
DT Midstream, Inc. .................................... United States 15,000 697,050
Enbridge, Inc. ........................................ Canada 39,360 1,547,242
a
Goodrich Petroleum Corp. ............................... United States 19,379 314,909
a,c
Riviera Resources, Inc. ................................. United States 5,042 1,302
3,318,230
Total Common Stocks (Cost $38,409,075) ......................................
95,784,058
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................... United States 27,500 687,775
Total Preferred Stocks (Cost $598,125) .........................................
687,775

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 583 $ 62
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 728 41
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 937 22
a
California Resources Corp., 10/27/24 ...................... United States 64 487
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 1,109 26,150
26,762
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 350 1,400
Total Warrants (Cost $602,519) ................................................
28,162
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 24,428 18,510
Total Convertible Bonds (Cost $5,227) .........................................
18,510
Corporate Bonds 78.4%
Airlines 1.0%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 700,000 738,675
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 1,000,000 1,115,714
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 103,938
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 311,632
2,269,959
Auto Components 2.5%
f
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 700,000 700,101
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 629,703
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 1,400,000 1,506,638
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 900,000 998,145
f
Senior Note, 144A, 5%, 7/15/29 ........................ United States 600,000 635,400
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 1,036,920
5,506,907
Automobiles 0.6%
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 1,288,040
Banks 0.4%
e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 900,000 956,363
Beverages 0.3%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 707,532
Biotechnology 0.4%
f
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 878,684
Building Products 1.3%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 300,000 321,090

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
f
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 300,000 $ 306,101
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 300,000 313,138
f
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 519,762
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 100,000 102,866
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 193,031
Senior Note, 144A, 5%, 2/15/27 ........................ United States 300,000 310,500
f
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 848,032
2,914,520
Chemicals 3.2%
f
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 400,000 392,538
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 .............. United States 900,000 1,126,723
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 307,126
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 714,906
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,621,793
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,106,250
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 402,014
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 621,144
f
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 500,000 492,418
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 300,000 302,565
7,087,477
Commercial Services & Supplies 2.2%
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Note , 144A, 6% , 6/01/29 .............................. United States 200,000 200,241
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 400,000 402,250
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 803,000
f
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 500,000 519,375
f
Nielsen Finance LLC / Nielsen Finance Co. , Senior Note , 144A,
4.5% , 7/15/29 ...................................... United States 1,200,000 1,190,790
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 579,750
f
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,222,806
4,918,212
Communications Equipment 0.7%
f
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 1,680,000
Construction & Engineering 1.7%
f
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 309,363
f
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 516,875
f
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 900,000 925,875
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 818,000
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,349,029
3,919,142

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 1.3%
f
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 400,000 $ 416,482
Navient Corp. , Senior Note , 7.25% , 9/25/23 .................. United States 600,000 659,926
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 1,000,000 1,093,885
Senior Note, 6.625%, 1/15/28 .......................... United States 700,000 809,106
2,979,399
Containers & Packaging 4.2%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 621,750
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 838,000
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,800,000 1,781,640
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,000,000 1,037,425
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 500,000 531,875
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 539,915
f
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,700,000 1,731,875
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 1,200,000 1,201,086
f
Sealed Air Corp. , Senior Bond , 144A, 5.5% , 9/15/25 ........... United States 200,000 224,632
f
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 800,000 860,000
9,368,198
Diversified Financial Services 0.5%
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 1,200,000 1,210,608
Diversified Telecommunication Services 3.2%
f
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 1,500,000 1,650,000
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 350,000 360,062
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 546,875
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,778,506
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 205,507
f
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,533,938
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 1,100,000 1,117,105
7,191,993
Electric Utilities 0.6%
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,000,000 1,042,560
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 406,500
1,449,060
Electrical Equipment 0.5%
f
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,036,300
Electronic Equipment, Instruments & Components 0.2%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 506,875
Energy Equipment & Services 1.4%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 965,556 878,772
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 401,218
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 600,000 558,750

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ........... United States 500,000 $ 422,500
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 917,000 959,411
3,220,651
Entertainment 1.1%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,000,000 1,028,750
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 200,000 200,380
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ......................... United States 800,000 993,028
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 300,000 322,125
2,544,283
Equity Real Estate Investment Trusts (REITs) 1.5%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 791,775
f
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 600,000 633,264
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 309,504
f
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 533,125
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 728,875
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 412,500
3,409,043
Food Products 1.4%
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 800,000 832,192
f
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 400,000 414,586
f,g
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 300,000 306,808
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 316,125
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 500,000 511,159
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 700,000 707,000
3,087,870
Health Care Equipment & Supplies 0.1%
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 180,000 191,025
Health Care Providers & Services 4.0%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 500,000 499,335
Senior Note, 2.45%, 7/15/28 ........................... United States 500,000 508,034
Senior Note, 2.625%, 8/01/31 .......................... United States 500,000 507,500
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 504,687
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 526,189
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 300,000 320,250
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 700,000 732,487
HCA, Inc. , Senior Bond , 5.875% , 2/15/26 ................... United States 1,400,000 1,625,470
f
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 100,000 102,797
f
ModivCare , Inc. , Senior Note , 144A, 5.875% , 11/15/25 ......... United States 1,000,000 1,063,750
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,434,495

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
f
Tenet Healthcare Corp. , Senior Note , 144A, 6.125% , 10/01/28 .... United States 1,000,000 $ 1,057,500
8,882,494
Hotels, Restaurants & Leisure 7.2%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 1,000,000 995,730
f,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 540
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 800,000 868,840
f
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 300,000 310,125
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 700,000 740,740
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 420,800
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 425,800
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,535,497
f
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,500,000 1,567,500
f
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 717,325
f
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,300,000 1,304,615
f
International Game Technology plc ,
Senior Secured Note, 144A, 4.125%, 4/15/26 .............. United States 300,000 311,940
Senior Secured Note, 144A, 5.25%, 1/15/29 ............... United States 400,000 427,500
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 201,817
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 301,125
f
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 400,000 400,008
f
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 500,000 513,158
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 1,000,000 1,026,930
f
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 500,000 507,500
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 200,000 214,000
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,600,000 1,579,432
f
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 300,000 320,037
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 300,000 304,263
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,000,000 1,063,790
16,059,012
Household Durables 1.1%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 4.625% , 8/01/29 ................................ United States 1,500,000 1,502,183
f
M/I Homes, Inc. , Senior Note , 144A, 3.95% , 2/15/30 ........... United States 600,000 607,152
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 311,625
2,420,960
Independent Power and Renewable Electricity Producers 3.4%
f
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 419,906
f
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 916,947
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 703,220

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC ,
Senior Note, 5%, 9/15/26 ............................. United States 700,000 $ 719,593
f
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 635,970
f
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 300,000 305,247
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,900,000 1,883,432
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 1,022,105
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 2,100,000 905,772
7,512,192
Insurance 0.5%
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 1,100,000 1,145,375
Internet & Direct Marketing Retail 0.2%
f
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 500,000 522,725
IT Services 1.8%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 500,000 495,100
f
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 500,000 512,225
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 530,000
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 206,160
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 314,295
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,096,167
f
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 977,445
4,131,392
Life Sciences Tools & Services 0.1%
f
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 200,000 206,426
Machinery 1.5%
f
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 1,341,223
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,072,520
f
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 600,000 634,692
f
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 300,000 325,314
3,373,749
Media 4.4%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 400,000 416,500
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 313,125
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 310,875
f
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 500,000 515,300
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 400,000 432,000
f
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 328,875
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 301,875
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 266,220

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 $ 209,331
f
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 500,000 536,900
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 300,000 296,902
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 500,000 535,000
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 205,900
f
Nexstar Media, Inc. , Senior Note , 144A, 5.625% , 7/15/27 ....... United States 800,000 850,888
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 400,000 401,500
f
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 616,674
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 686,868
f
Sirius XM Radio, Inc. ,
Senior Note, 144A, 3.125%, 9/01/26 ..................... United States 500,000 510,100
Senior Note, 144A, 4%, 7/15/28 ........................ United States 600,000 613,710
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 800,000 873,000
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 600,000 609,390
9,830,933
Metals & Mining 2.0%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ......... United States 1,200,000 1,229,796
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 597,591
f
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 1,000,000 1,079,020
f
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A, 8.5% ,
8/01/28 ........................................... United States 588,000 656,346
f
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 100,000 101,061
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 100,000 102,649
f
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 608,466
4,374,929
Mortgage Real Estate Investment Trusts (REITs) 0.4%
f
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,000,000 975,220
Oil, Gas & Consumable Fuels 9.9%
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 130,000 147,389
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 200,000 220,252
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 700,000 713,324
Bonanza Creek Energy, Inc. , Senior Note , 7.5% , 4/30/26 ........ United States 199,676 201,072
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 800,000 791,740
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 400,000 540,911
Senior Bond, 5.4%, 6/15/47 ............................ Canada 300,000 370,188
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 700,000 725,305
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,294,500
f
Senior Note, 144A, 4%, 3/01/31 ........................ United States 1,200,000 1,264,500
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ... United States 700,000 739,375
f
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 523,120
f
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 700,000 854,000

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 $ 818,000
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 700,000 715,064
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 308,622
f
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ........ United States 700,000 718,375
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 300,000 316,125
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 530,850
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 652,663 591,977
f
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 308,625
c,d,i
Goodrich Petroleum Corp. , 144A, PIK, 13.5% , 5/31/23 ......... United States 1,571,558 1,624,844
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 200,000 205,750
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 203,250
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 776,232 798,553
d,f,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 3,864
f
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 500,000 518,152
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 876,207
j
Senior Note, FRN, 1.575%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 400,000 398,489
Senior Note, 8.875%, 7/15/30 .......................... United States 1,100,000 1,511,009
Senior Note, 6.625%, 9/01/30 .......................... United States 200,000 249,779
Senior Note, 6.125%, 1/01/31 .......................... United States 300,000 363,179
f
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 400,000 414,714
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 1,046,205
Senior Note, 4.5%, 5/15/29 ............................ United States 200,000 202,812
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 315,029
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 309,585
f
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 420,162
22,154,897
Personal Products 0.1%
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 300,000 296,636
Pharmaceuticals 2.9%
f
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,400,000 1,510,250
f
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 370,000 378,787
f
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 302,000 297,129
Senior Note, 144A, 6%, 6/30/28 ........................ United States 389,000 243,660
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 495,642
f
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,300,000 1,348,939
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 500,000 525,120
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 1,000,000 1,032,950
f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 225,000 228,094

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 500,000 $ 546,725
6,607,296
Real Estate Management & Development 0.6%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 700,000 733,008
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 505,000
1,238,008
Road & Rail 0.6%
f
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 894,312
f
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 519,275
1,413,587
Semiconductors & Semiconductor Equipment 0.3%
f
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 400,000 431,320
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 315,600
746,920
Software 1.8%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 210,556 204,857
f
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 1,600,000 1,693,584
f
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 900,000 940,320
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,300,000 1,226,693
4,065,454
Specialty Retail 1.8%
f
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 500,000 576,875
f
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 300,000 325,875
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 400,000 424,500
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 200,000 209,960
f
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 619,020
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 308,250
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............ United States 700,000 741,125
f,j
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 370,005 346,978
f
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 401,250
3,953,833
Textiles, Apparel & Luxury Goods 0.5%
f
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 1,062,500
Thrifts & Mortgage Finance 0.9%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 307,125
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 500,000 536,525
f
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 400,000 414,416
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 600,000 677,250
1,935,316
Trading Companies & Distributors 0.5%
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 603,270

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 400,000 $ 445,376
1,048,646
Wireless Telecommunication Services 1.6%
d,f
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 48,600 41,556
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ... United States 1,300,000 1,478,893
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 308,625
Senior Bond, 3.5%, 4/15/31 ............................ United States 200,000 213,200
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 304,125
Senior Note, 4.75%, 2/01/28 ........................... United States 600,000 641,370
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 500,000 501,885
3,489,654
Total Corporate Bonds (Cost $174,516,361) .....................................
175,770,295
a
k
Marketplace Loans 1.5%
Diversified Financial Services 1.5%
c
Freedom Financial Asset Management LLC, 5.99% - 25.49%,
8/01/23 - 10/25/26 ................................... United States 608,668 609,629
c
Lending Club - LCX PM, 8.46% - 21.99%, 10/30/23 - 1/14/26 ..... United States 168,365 155,871
c
Lending Club - LCX, 14.3% - 25.65%, 8/26/22 - 2/07/25 ......... United States 113,660 108,132
c
Lending Club, 5% - 25.65%, 6/14/22 - 3/16/25 ................ United States 1,954,239 1,828,813
c
Prosper, 12.06% - 29.74%, 8/17/24 - 8/30/26 ................. United States 534,600 560,786
c
Upgrade, 24.99% - 30.17%, 11/14/22 - 12/23/24 .............. United States 42,167 34,755
3,297,986
a a a a a a
Total Marketplace Loans (Cost $3,490,583) .....................................
3,297,986
Asset-Backed Securities 2.3%
Diversified Financial Services 2.3%
f,l
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 18.103%, 8/15/44 ................ United States 367,837 367,587
2019-31, PT, 144A, FRN, 17.384%, 9/15/44 ................ United States 330,256 327,468
2019-37, PT, 144A, FRN, 18.323%, 10/17/44 ............... United States 344,057 339,673
2019-42, PT, 144A, FRN, 17.972%, 11/15/44 ............... United States 353,384 353,061
2019-51, PT, 144A, FRN, 15.74%, 1/15/45 ................. United States 443,909 443,850
2019-52, PT, 144A, FRN, 16.222%, 1/15/45 ................ United States 384,285 386,863
2019-S3, PT, 144A, FRN, 14.124%, 6/15/44 ................ United States 87,548 87,140
2019-S4, PT, 144A, FRN, 10.647%, 8/15/44 ................ United States 296,834 296,853
2019-S5, PT, 144A, FRN, 12.766%, 9/15/44 ................ United States 309,612 309,449
2019-S6, PT, 144A, FRN, 11.361%, 10/17/44 ............... United States 300,809 295,221
2019-S7, PT, 144A, FRN, 10.781%, 12/15/44 ............... United States 269,806 266,565
2019-S8, PT, 144A, FRN, 9.972%, 1/15/45 ................. United States 320,245 315,165
2020-2, PT, 144A, FRN, 16.225%, 3/15/45 ................. United States 359,508 360,523
2020-7, PT, 144A, FRN, 16.13%, 4/17/45 .................. United States 208,061 206,118
f,l
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 224,760 224,882
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 259,741 255,163
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 51,135 51,223
f,l
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
14.189% , 2/15/26 .................................... United States 257,016 259,856
5,146,660
a a a a a a
Total Asset-Backed Securities (Cost $5,006,502) ................................
5,146,660

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a
Chesapeake Energy Corp., Escrow Account ................. United States 1,500,000 $ 41,250
Total Escrows and Litigation Trusts (Cost $48,985) ..............................
41,250
Total Long Term Investments (Cost $222,677,377) ...............................
280,774,696
a
Short Term Investments 3.0%
a a
Country Shares
a
Value
a
Money Market Funds 3.0%
m,n
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 6,675,578 6,675,578
Total Money Market Funds (Cost $6,675,578) ...................................
6,675,578
o
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
a a a a a
Money Market Funds 0.0%
†
m,n
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 46,000 46,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
p
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 9/01/21
(Maturity Value $12,148)
Collateralized by U.S. Treasury Note, 1.125%, 2/28/25 (valued at
$12,391) .......................................... 12,148 12,148
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $58,148) ...............................................................
58,148
Total Short Term Investments (Cost $6,733,726 ) .................................
6,733,726
a
Total Investments (Cost $229,411,103) 128.2% ..................................
$287,508,422
Notes Payable (29.0)% .......................................................
(64,945,576)
Other Assets, less Liabilities 0.8% .............................................
1,683,000
Net Assets 100.0% ...........................................................
$224,245,846

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 37 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2021. See Note 1(e).
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $148,430,694, representing 66.2% of net assets.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
See Note 8 regarding credit risk and defaulted securities.
i
See Note 10 regarding restricted securities.
j
The coupon rate shown represents the rate at period end.
k
See Note 1(f) regarding Marketplace Lending.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
See Note 4(c) regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
See Note 1(e) regarding securities on loan.
p
See Note 1(d) regarding joint repurchase agreement.

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $222,677,377
Cost - Non-controlled affiliates (Note 4c) ........................................................ 6,721,578
Cost - Unaffiliated repurchase agreements ...................................................... 12,148
Value - Unaffiliated issuers (Includes securities loaned of $57,374) .................................... $280,774,696
Value - Non-controlled affiliates (Note 4c) ....................................................... 6,721,578
Value - Unaffiliated repurchase agreements ...................................................... 12,148
Cash .................................................................................... 1,417,475
Receivables:
Investment securities sold ................................................................... 215,250
Dividends and interest ..................................................................... 3,081,869
Total assets .......................................................................... 292,223,016
Liabilities:
Payables:
Investment securities purchased .............................................................. 300,000
Management fees ......................................................................... 181,570
Trustees' fees and expenses ................................................................. 2,429
Distributions to shareholders ................................................................. 1,068,105
Accrued interest (Note 3) ................................................................... 1,176,749
Payable upon return of securities loaned (Note 1e) .................................................. 58,148
Senior fixed rate Notes, at par value of $65,000,000 less unamortized Note issuance costs of $54,424 (Note 3) .... 64,945,576
Accrued expenses and other liabilities ........................................................... 244,593
Total liabilities ......................................................................... 67,977,170
Net assets, at value ................................................................. $224,245,846
Net assets consist of:
Paid-in capital ............................................................................. $164,229,882
Total distributable earnings (losses) ............................................................. 60,015,964
Net assets, at value ................................................................. $224,245,846
Shares outstanding ......................................................................... 25,131,894
Net asset value per share .................................................................... $8.92

Franklin Universal Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $15,516)
Unaffiliated issuers ........................................................................ $2,988,561
Non-controlled affiliates (Note 4 c ) ............................................................. 354
Interest:
Unaffiliated issuers ........................................................................ 11,894,974
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 2,763
Non-controlled affiliates (Note 4 c ) ............................................................. 25
Total investment income ................................................................... 14,886,677
Expenses:
Management fees (Note 4 a ) ................................................................... 2,109,786
Interest expense (Note 3 ) ..................................................................... 2,544,983
Transfer agent fees ......................................................................... 64,642
Custodian fees (Note 5 ) ...................................................................... 1,755
Reports to shareholders ...................................................................... 11,904
Professional fees ........................................................................... 280,502
Trustees' fees and expenses .................................................................. 7,658
Amortization of note issuance costs (Note 3 ) ...................................................... 17,168
Marketplace lending fees (Note 1f) .............................................................. 240,880
Other .................................................................................... 132,893
Total expenses ......................................................................... 5,412,171
Expense reductions (Note 5 ) ............................................................... (4)
Expenses waived/paid by affiliates (Note 4c) ................................................... (4,783)
Net expenses ......................................................................... 5,407,384
Net investment income ................................................................ 9,479,293
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,848,648
Foreign currency transactions ................................................................ 695
Net realized gain (loss) .................................................................. 3,849,343
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 17,529,709
Translation of other assets and liabilities denominated in foreign currencies .............................. (444)
Net change in unrealized appreciation (depreciation) ............................................ 17,529,265
Net realized and unrealized gain (loss) ............................................................ 21,378,608
Net increase (decrease) in net assets resulting from operations .......................................... $30,857,901

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Universal Trust
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,479,293 $10,341,077
Net realized gain (loss) ................................................. 3,849,343 (1,265,255)
Net change in unrealized appreciation (depreciation) ........................... 17,529,265 (10,590,299)
Net increase (decrease) in net assets resulting from operations ................ 30,857,901 (1,514,477)
Distributions to shareholders .............................................. (10,706,188) (9,683,318)
Net increase (decrease) in net assets ................................... 20,151,713 (11,197,795)
Net assets:
Beginning of year ....................................................... 204,094,133 215,291,928
End of year ........................................................... $224,245,846 $204,094,133

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the year ended August 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 14,429,327
Operating expenses paid ..................................................................... (2,765,331)
Interest expense paid ........................................................................ (2,541,500)
Cash collateral received for securities loaned ...................................................... 57,816
Realized gain on foreign currency transactions ..................................................... 695
Purchases of long-term investments ............................................................. (99,868,953)
Sales and maturities of long-term investments ..................................................... 103,011,291
Net purchases of short-term investments ......................................................... (1,497,089)
Cash provided - operating activities .......................................................... 10,826,256
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (10,442,304)
Cash used - financing activities ............................................................. (10,442,304)
Net increase (decrease) in cash ................................................................. 383,952
Cash at beginning of year ...................................................................... 1,033,523
Cash at end of year ........................................................................... $1,417,475
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the year ended August 31, 2021
Net increase (decrease) in net assets resulting from operating activities .................................... $ 30,857,901
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (521,138)
Amortization of Note issuance costs .......................................................... 17,168
Reinvested dividends from non-controlled affiliates ............................................... (354)
Interest received in the form of securities ...................................................... (143,896)
Decrease in dividends and interest receivable and other assets ..................................... 351,490
Increase in interest payable ................................................................ 3,483
Increase in payable to affiliates, accrued expenses, and other liabilities ............................... 79,902
Increase in payable for investments purchased ................................................. 90,250
Decrease in receivable for investments sold .................................................... 623,375
Increase in collateral for securities loaned ..................................................... 57,816
Increase in cost of investments ............................................................. (3,060,476)
Decrease in unrealized depreciation on investments. ............................................. (17,529,265)
Net cash provided by operating activities ........................................................... $10,826,256

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier.  Senior Fixed
Rate Notes issued by the Fund are carried at cost. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Statement of Investments, had
been entered into on August 31, 2021.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2021, the Fund has
1. Organization and Significant Accounting Policies
(continued)
d. Joint Repurchase Agreement
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2021, there were an unlimited number of shares authorized ($0.01 par value). During the years ended August
31, 2021 and August 31, 2020 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the years ended August 31, 2021 and August 31, 2020, there were no shares repurchased.
3. Senior Fixed Rate Notes
On August 28, 2018, the Fund issued $65 million principal amount of a new class of five-year senior fixed rate notes (Notes).
The Notes bear interest, payable semi-annually, at a rate of 3.91% per year, to maturity on September 15, 2023. The
Notes are general unsecured obligations of the Fund and rank senior to trust shares and all existing or future unsecured indebtedness of the Fund. For the year ended August 31, 2021, total interest paid by the Fund on the Notes was $2,541,500.
The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established in the Notes Agreement, and is required under the 1940 Act to maintain asset coverage for the Notes of at least 300%. The Fund has met these requirements during the year ended August 31, 2021. The issuance costs of $114,819 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Notes. For the year ended
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
August 31, 2021, the Fund amortized $17,168 of Notes issuance costs. Subject to certain restrictions and make whole premiums, the Fund may prepay the Notes at any time. At August 31, 2021, if the Notes were fully prepaid, the make whole premium related to the current balance of the Notes would have been approximately $4,222,309.
The Fund employs an income-based approach to determine the fair value of the Notes, which uses the Notes’ current credit rating, remaining time to maturity, stated coupon rates, the current yield of a comparable asset, and a liquidity premium. At
August 31, 2021, the estimated fair value of the Notes was approximately $68,730,000. The inputs used in determining the fair value of the Notes represent Level 3 in the fair value hierarchy. See Note 11 regarding fair value measurements for additional information about fair value hierarchy and Level 3 inputs.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.75% per year of the average weekly managed assets.
Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Notes.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $5,235,951 $74,309,320 $(72,869,693) $— $— $6,675,578 6,675,578 $354
3. Senior Fixed Rate Notes
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
5. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
6. Income Taxes
During the year ended August 31, 2021, the Fund utilized $1,888,428 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2021 and 2020, was as follows:
At August 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment s of paydown losses and bond discounts and premiums .
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $— $6,381,000 $(6,335,000) $ — $ — $46,000 46,000 $25
Total Affiliated Securities .... $5,235,951 $80,690,320 $(79,204,693) $— $— $6,721,578 $379
2021 2020
Distributions paid from:
Ordinary income .......................................................... $10,706,188 $9,683,318
$10,706,188 $9,683,318
Cost of investments .......................................................................... $229,605,345
Unrealized appreciation ........................................................................ $67,310,752
Unrealized depreciation ........................................................................ (9,407,675)
Net unrealized appreciation (depreciation) .......................................................... $57,903,077
Distributable earnings:
Undistributed ordinary income ................................................................... $3,181,144
4. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2021, aggregated
$99,959,203 and $101,961,343, respectively.
At August 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$58,148 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
8. Credit Risk and Defaulted Securities
At August 31, 2021, the Fund had 59.7% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2021, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At August 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin Universal Trust
1,571,558
a
Goodrich Petroleum Corp., 144A, PIK, 13.5%, 5/31/23 3/09/21 - 7/15/21 $ 1,571,558 $ 1,624,844
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $1,571,558 $1,624,844
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $314,909 as of August 31, 2021.

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 53,032,510 $ — $ — $ 53,032,510
Machinery ............................ — 483,750 — 483,750
Metals & Mining ....................... 4,618,468 — — 4,618,468
Multi-Utilities .......................... 34,331,100 — — 34,331,100
Oil, Gas & Consumable Fuels ............. 3,316,928 — 1,302 3,318,230
Preferred Stocks ........................ 687,775 — — 687,775
Warrants :
Oil, Gas & Consumable Fuels ............. 26,637 — 125 26,762
Paper & Forest Products ................. 1,400 — — 1,400
Convertible Bonds ....................... — 18,510 — 18,510
Corporate Bonds :
Airlines .............................. — 2,269,959 — 2,269,959
Auto Components ...................... — 5,506,907 — 5,506,907
Automobiles .......................... — 1,288,040 — 1,288,040
Banks ............................... — 956,363 — 956,363
Beverages ........................... — 707,532 — 707,532
Biotechnology ......................... — 878,684 — 878,684
Building Products ...................... — 2,914,520 — 2,914,520
Chemicals ........................... — 7,087,477 — 7,087,477
Commercial Services & Supplies ........... — 4,918,212 — 4,918,212
Communications Equipment .............. — 1,680,000 — 1,680,000
Construction & Engineering ............... — 3,919,142 — 3,919,142
Consumer Finance ..................... — 2,979,399 — 2,979,399
Containers & Packaging ................. — 9,368,198 — 9,368,198
Diversified Financial Services ............. — 1,210,608 — 1,210,608
Diversified Telecommunication Services ..... — 7,191,993 — 7,191,993
Electric Utilities ........................ — 1,449,060 — 1,449,060
Electrical Equipment .................... — 1,036,300 — 1,036,300
Electronic Equipment, Instruments &
Components ........................ — 506,875 — 506,875
Energy Equipment & Services ............. — 3,220,651 — 3,220,651
Entertainment ......................... — 2,544,283 — 2,544,283
Equity Real Estate Investment Trusts (REITs) . — 3,409,043 — 3,409,043
Food Products ........................ — 3,087,870 — 3,087,870
Health Care Equipment & Supplies ......... — 191,025 — 191,025

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At August 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Health Care Providers & Services .......... $ — $ 8,882,494 $ — $ 8,882,494
Hotels, Restaurants & Leisure ............. — 16,059,012 — 16,059,012
Household Durables .................... — 2,420,960 — 2,420,960
Independent Power and Renewable Electricity
Producers .......................... — 7,512,192 — 7,512,192
Insurance ............................ — 1,145,375 — 1,145,375
Internet & Direct Marketing Retail .......... — 522,725 — 522,725
IT Services ........................... — 4,131,392 — 4,131,392
Life Sciences Tools & Services ............ — 206,426 — 206,426
Machinery ............................ — 3,373,749 — 3,373,749
Media ............................... — 9,830,933 — 9,830,933
Metals & Mining ....................... — 4,374,929 — 4,374,929
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 975,220 — 975,220
Oil, Gas & Consumable Fuels ............. — 20,530,053 1,624,844 22,154,897
Personal Products ..................... — 296,636 — 296,636
Pharmaceuticals ....................... — 6,607,296 — 6,607,296
Real Estate Management & Development .... — 1,238,008 — 1,238,008
Road & Rail .......................... — 1,413,587 — 1,413,587
Semiconductors & Semiconductor Equipment . — 746,920 — 746,920
Software ............................. — 4,065,454 — 4,065,454
Specialty Retail ........................ — 3,953,833 — 3,953,833
Textiles, Apparel & Luxury Goods .......... — 1,062,500 — 1,062,500
Thrifts & Mortgage Finance ............... — 1,935,316 — 1,935,316
Trading Companies & Distributors .......... — 1,048,646 — 1,048,646
Wireless Telecommunication Services ....... — 3,489,654 — 3,489,654
Marketplace Loans ...................... — — 3,297,986 3,297,986
Asset-Backed Securities .................. — 5,146,660 — 5,146,660
Escrows and Litigation Trusts ............... — 41,250 — 41,250
Short Term Investments ................... 6,721,578 12,148 — 6,733,726
Total Investments in Securities ........... $102,736,396 $179,847,769 $4,924,257 $287,508,422
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Machinery ......... $ 158,851 $ — $ — $ — $ (158,851) $ — $ — $ — $ — $ —
Oil, Gas & Consumable
Fuels .......... — — — 1,302 — — — — 1,302 —
Warrants :
Oil, Gas & Consumable
Fuels .......... 90 — — — — — — 35 125 35
11. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2021, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Universal Trust (continued)
Assets:
Investments in Securities:
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... $ 5,625 $ — $ — $ — $ (540) $ (1,893) $ — $ (3,192) $ — $ —
Oil, Gas & Consumable
Fuels .......... 481 1,571,558 — — (3,864) — — 56,669 1,624,844 56,669
Marketplace Loans :
Diversified Financial
Services ........ 4,023,963 1,400,200 (2,259,108) — — — (319,554) 452,485 3,297,986 104,786
Escrows and Litigation
Trusts ........... 14 — (1,066) — — — (17,280) 18,332 — —
Total Investments in
Securities ............ $4,189,024 $2,971,758 $(2,260,174) $1,302 $(163,255) $(1,893) $(336,834) $524,329 $4,924,257 $161,490
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities/ and other significant observable valuation inputs. May include amounts related to a corporate action.
11. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

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12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Corporate Bonds:
Oil, Gas & Consumable Fuels
...
$1,624,844 Discounted cash flow Discount rate 15.5% Decrease
c
Free cash flow $2.0 mil Increase
Marketplace Loans:
Diversified Financial Services
...
$2,999,228 Discounted cash flow Loss-adjusted
discount rate
2.9%-7.2%
(6.2%)
Decrease
d
Projected loss rate 14.8%-19.5%
(16.2%)
Decrease
d
All Other
....................
300,185
e
Total $4,924,257
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
11. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
13. Subsequent Events
The Fund has evaluated subsequent even ts through the issuance of the financial statements and determined that no events have occurred that require disclosure .
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind

Franklin Universal Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin Universal Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Universal Trust (the "Fund") as of August 31, 2021, the related statements of operations and cash flows for the year ended
August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Universal Trust
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2021:
Pursuant to: Amount
Dividends Received Deduction (DRD) §854(b)(1)(A) $2,820,948
Qualified Dividend Income (QDI) §854(b)(1)(B) $3,005,230
Interest-Related Dividends §871(k)(1)(C) $6,795,270

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Important Information to Shareholders

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Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.
Information About the Fund’s Goal and Main
Investments, Principal Investment Strategy, and
Principal Risks
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Principal Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
In seeking to obtain higher income, the Fund may invest in
a significant portion of its portfolio in lower-rated U.S. debt securities that have high income producing characteristics,
including obligations of corporations and other business
organizations. Lower-rated securities generally pay higher
yields than more highly rated securities to compensate
investors for the higher risk. The Fund may also invest in
income producing debt obligations of the U.S. Government,
its agencies and instrumentalities, and foreign governments
and supranational organizations. Under normal market
conditions, the Fund generally will invest between 60%
and 80% of its total assets in high income producing debt
securities of U.S. and foreign issuers, allocated among
issuers, geographic regions, and currency denominations
in a manner that is consistent with its objectives based
upon relative interest rates among various instruments
denominated in different currencies, the outlook for changes in these interest rates, and anticipated changes in currency exchange rates.
Under normal market conditions, the Fund will invest
approximately 20% to 40% of its assets in dividend-paying
common and preferred stocks. The Fund will emphasize
investment in common stocks paying high current dividends
with a focus on public utility companies. The Fund may also
invest in the equity and convertible securities of companies engaged in the business of extracting and processing
precious metals and natural resources, such as gold mining
stocks.
The Fund may also invest a small portion of its total assets in loans originated through on-line marketplace lending
platforms that provide a marketplace for lending through the purchase of loans (either individually or in aggregations)
and other types of marketplace lending instruments (See the
Notes to Financial Statements for further information).
Securities may be purchased by the Fund on a “when
issued” or on a “forward delivery” basis, which means that
the obligations will be delivered at a future date beyond
customary settlement time.
The Fund employs leverage through the issuance of senior
fixed rate notes (See the Notes to Financial Statements for
further information).
The Fund may also invest in short-term U.S. government
securities and other money market instruments (including
certificates of deposit, commercial paper, bankers’
acceptances, short-term foreign government securities, and
repurchase agreements) although it typically will not invest more than 5% of its total assets in such securities except for temporary defensive purposes.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government.
High-Yield Debt Securities
Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as
those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly
speculative by the applicable rating agencies as their
issuers are more likely to encounter financial difficulties
because they may be more highly leveraged, or because of

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Important Information to Shareholders

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Annual Report
other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant
economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield
debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.
Interest Rate
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy,
monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities
with longer maturities or durations are more sensitive to
interest rate changes.
Credit
An issuer of debt securities may fail to make interest
payments or repay principal when due, in whole or in part.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Utilities Industry
Utility company equity securities historically have been
sensitive to interest rate movements: when interest rates
have risen, the stock prices of these companies have tended
to fall. Regulatory changes in certain states have led to
greater competition in the industry and the emergence of
non-regulated providers as a significant part of the industry, and could impact the operations of regulated providers
and increase the cost of compliance. These trends have
also made shares of some utility companies less sensitive
to interest rate changes but more sensitive to changes in
revenue and earnings and caused them to reduce the ratio
of their earnings they pay out as dividends. In addition,
the industry is subject to a variety of risks specific to this industry: utilities may find it difficult to obtain adequate returns on invested capital in spite of rate increases or
because rate increases become increasingly difficult to
obtain; they may face difficulty in financing large construction programs during inflationary and rising interest rate periods;
utilities are subject to many restrictions on operations and increased costs due to environmental and safety regulations;
utilities may face difficulties in obtaining fuel sources, such as coal, for electric generation at reasonable prices; utilities may face risks associated with the operation of nuclear
power plants (including litigation, issues associated with
the use of radioactive materials and the effects of natural or man-made disasters); utilities may face greater demands
in providing reliable service with the increasing complexity of the power grid; utilities also may be subject to adverse
effects of the results of energy conservation programs
as well as other factors affecting the level of demand for
services.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.
Leverage
The Fund employs leverage through the issuance of senior
fixed rate notes which creates an opportunity for increased
income, but, at the same time, creates special risks
(including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage
rises and falls with changes in short-term interest rates. The costs of using leverage may be greater than the proceeds
of the leverage. The Fund’s leveraging strategy may not be
successful.
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves more
risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and
social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or
some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g.,
government supervision and regulation of foreign securities
and currency markets, trading systems and brokers may be
less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure,
accounting and financial reporting standards and practices
as U.S. issuers; (iv) limited markets – e.g., the securities of

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Important Information to Shareholders

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Annual Report
certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations
and policies. The risks of foreign investments may be greater in developing or emerging market countries.
Management
The Fund is subject to management risk because it is
an actively managed investment portfolio. The Fund’s
investment manager applies investment techniques and risk
analyses in making investment decisions for the Fund, but
there can be no guarantee that these decisions will produce
the desired results.
The following information is a summary of certain
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
Agreement and Declaration of Trust and By-Laws
On April 20, 2021, the Fund’s Board approved changes
to the Fund’s Agreement and Declaration of Trust (the
“Declaration of Trust”) and the Fund’s By-Laws (the “By-
Laws”), which were immediately effective .
The Declaration of Trust was amended to provide as follows:
- A Majority Trustee Vote is required on all Board actions,
including amendments to the Declaration of Trust, unless
the Declaration of Trust or applicable law requires otherwise.
“Majority Trustee Vote” means (a) with respect to a vote
of the Board, a vote of the majority of the Trustees then in office, and a separate vote of a majority of the Continuing
Trustees; and (b) with respect to a vote of a committee
or sub-committee of the Board, a vote of the majority of
the members of such committee or sub-committee, and
a separate vote of a majority of the Continuing Trustees
that are members of such committee or sub-committee.
“Continuing Trustee” means a Trustee who either (a) has
been a member of the Board for a period of at least thirty-
six months or (b) was nominated to serve as a member of
the Board by a majority of the Continuing Trustees then
members of the Board.
- To qualify for nomination and service as a Trustee,
individuals must meet certain additional qualifications,
including that individuals may be disqualified if they engaged in disabling conduct outlined in the Declaration of Trust.
- Individuals that are associated with other investment
vehicles and investment advisers may not be eligible for
nomination and service as a Trustee if the Board finds that
such associations have conflicts of interest with the long-
term best interests of the Fund, impede the ability of the
nominee to perform, or impede the free-flow of information
from management.
- Individuals that are acting in concert with control persons of investment companies in violation of Section 12(d)(1) of the
1940 Act shall be disqualified from nomination and service
as a Trustee.
- The Board shall be divided into three classes of Trustees
to implement a staggered Board and Trustees may only
be removed for cause, where “cause” includes only (i)
conviction of a felony, (ii) court declaration of unsound
mind, (iii) gross dereliction of duty, (iv) commission involving moral turpitude, or (v) an action that constitutes intentional misconduct or a knowing violation of law that results in an
improper substantial personal benefit and a material injury to the Fund.
- Trustees shall be elected by not less than a majority of all of the votes entitled to be cast in the election of Trustees.
- In the event of a vacancy on the Board, the size of the
Board and the size of the class of Trustees in which the
vacancy arose is automatically reduced by the number of
vacancies (but the size of the Board will not be reduced to
less than three) until the Board increases the size of the
Board and the class of Trustees.
- The Trustees shall be subject to the fiduciary duties and
the business judgment rule under Massachusetts Corporate
Law and the appointment, designation or identification of a
Trustee as the Chair of the Board, a member or chair of a
committee of the Trustees, an expert on any topic or in any
area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment,
designation or identification of a Trustee does not affect this standard.
- Unless otherwise expressly provided in the Declaration
of Trust or required by federal law, the Trustees shall act in their sole discretion and may take any action or exercise any power without any vote or consent of the shareholders.

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- Claims based on alleged injury to Fund property, or arising out of actions, inaction, or omissions of Trustees, officers or Advisers belong to the Fund and not to the shareholders
individually. Accordingly, all shareholders must bring
any such claims as a derivative action pursuant to the
Massachusetts Business Corporation Act.
The By-Laws were amended to provide as follows:
- Special meetings of shareholders may be called at any
time by the Board, by the chairperson of the Board or by
the president of the Fund for the purpose of taking action
upon any matter deemed by the Board to be necessary or
desirable. Shareholders shall have no power to call special
meetings of shareholders.
- The matters to be considered and brought before any
meeting of shareholders shall be limited to only such
matters, including the nomination and election of Trustees,
as shall be properly brought before such meeting in
compliance with the procedures set forth in the By-Laws.
For any matter to be properly brought before any meeting of
shareholders, the matter must be (among other requirements
specified in the By-Laws) brought before the meeting in the
manner specified in the By-Laws by a shareholder of record
at the time such notice is received by the secretary of the
Fund with proof of such ownership or holding reasonably
satisfactory to the Fund to be provided by such record owner or nominee holder at such time.
- Any shareholder desiring to nominate any person(s)
for election as a Trustee shall deliver, as part of such
shareholder notice, a statement in writing with respect to
the person(s) to be nominated, together with any persons
designated as a proposed substitute nominee in the event
that a proposed nominee is unwilling or unable to service,
including by reason of any disqualification, setting forth all information required by the By-Laws. In addition, a Trustee
questionnaire and any supplemental information reasonably
requested by the Fund must be completed, executed and
returned to the Fund within five business days of receipt.
- Any shareholder who gives a shareholder notice of
any matter proposed to be brought before an annual
meeting shall deliver, as part of such shareholder notice,
all statements and representations required by the By-
Laws, including: 1) a statement in writing with respect to
the number of shares which are beneficially owned by
the shareholder, if any, where for purposes of disclosing
the number of shares which are beneficially owned by
a proponent shareholder, shares “beneficially owned”
shall have the meaning in Rules 13d-3 and 13d-5 under
the Securities Exchange Act of 1934, as amended, (i.e.,
possessing investment or voting discretion) and include
shares the shareholder has the right to acquire pursuant
to any agreement or upon exercise of conversion rights or
warrants, or otherwise; and 2) an agreement to return to the
Fund within five business of delivery such other information as the Board may reasonably request.
- No shareholder proposal may be brought before an annual
meeting, unless shareholders have power to vote on the
subject matter of the shareholder proposal, whether or not
submitted as a precatory recommendation to the Board.
- If a meeting is postponed or adjourned and a new record
date is set, any proxy received from a shareholder with
respect to the original record date will remain in full force and effect with respect to shares held by the shareholder on the new record date, unless explicitly revoked.
- The chairperson of the Board, or in the absence of the
chairperson of the Board, the president of the Fund, any vice president or other authorized officer of the Fund, may adopt rules for the orderly conduct of shareholder meetings.
- Every act or decision done or made by the Board shall
be taken by Majority Trustee Vote unless the Declaration
of Trust or applicable law requires otherwise and at all
meetings of the Board, one-half (50%) of the Trustees then
in office, including one-half (50%) of the Continuing Trustees
(but in no event fewer than two Trustees), shall constitute
a quorum for the transaction of business. At all meetings
of any committee or sub-committee, one-half (50%) of the
committee members or sub-committee members, including
one-half (50%) of the committee members or sub-committee
members who are Continuing Trustees (but in no event
fewer than two Trustees), shall constitute a quorum for the
transaction of business.
- The Board may require all of its members (including
nominees) to agree in writing as to matters of corporate
governance, business ethics and confidentiality, including a background check.
- The Board or the shareholders may ratify any act,
omission, failure to act or determination made not to act by the Fund or its officers to the extent that the Board or the shareholders could have originally authorized the act.

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- Any action required or permitted to be taken by the Board may be taken without a meeting by the same vote of
Trustees as would be required at an in-person meeting.
The Declaration of Trust and the By-Laws may be inspected
in their entirety upon request to the Franklin Templeton
Companies, LLC, Attention: Fund Secretary, 300 S.E. 2nd
Street, Fort Lauderdale, FL 33301.

Franklin Universal Trust
Annual Meeting of Shareholders

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An annual shareholders’ meeting of Franklin Universal Trust (Fund) was held on March 11, 2021. At the meeting, the holders of 25,131,894 shares of the Fund’s common stock were represented in person or by proxy, constituting a quorum.
At the Meeting, shareholders elected all of the Fund’s nominees for the Board of Trustees. The results of the voting were as follows:
Nominees
Shares
For
Shares
Withheld
Harris J. Ashton 18,988,066 691,768
Terrence J. Checki 18,991,366 688,468
Mary C.Choksi 19,047,941 631,893
Edith E. Holiday 19,058,737 621,097
Gregory E. Johnson 19,017,376 662,458
Rupert H. Johnson, Jr. 18,980,120 699,714
J. Michael Luttig 19,017,368 662,466
Larry D. Thompson 19,028,882 650,952

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

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Annual Report
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street
Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to American Stock Transfer & Trust Company, LLC and sent to American Stock
Transfer & Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

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Annual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1998 122 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 104 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Universal Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2004
and Lead Independent
Trustee since 2019
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 104 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
**Gregory E. Johnson
(1961)
Trustee Since 2013 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Senior Vice
President
Chairman of the
Board since 2013,
Trustee and Senior
Vice President
since 1988
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jeffery W. White (1971) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 24 of the investment companies in Franklin Templeton; and formerly , Manager, Fund
Administration & Report (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT A 10/21
© 2021 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
www.astfinancial.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $53,527 for the fiscal year ended August 31, 2021 and $62,420 for the fiscal year ended August 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $88 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $12,000 for the fiscal year ended August 31, 2021 and $175,744 for the fiscal year ended August 31, 2020. The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $12,088 for the fiscal year ended August 31, 2021 and $175,744 for the fiscal year ended August 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are:
Terrence J. Checki,
Mary C. Choksi
,
Edith E. Holiday,
J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments.                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter the "Investment Manager") has delegated its administrative duties with respect to voting proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.

The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Manager indicating such intention and provide written instructions directing the Investment Manager or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

*
Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon the Investment Manager's instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Manager's ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the investment manager’s evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Circumstances Where the Investment Manager May Generally Rely on the Recommendations of a Proxy Service

Certain of the Investment Manager’s clients’ accounts are separate accounts or funds (or a portion thereof) that follow a smart beta strategy, are passively managed to track a particular securities index, or employ a quantitative strategy. These accounts include certain client accounts managed by Franklin Templeton Investment Solutions (“FTIS”), a business unit of the Investment Manager that are managed systematically to either (i) track a specified securities index (including but not limited to exchange traded funds (“ETFs”)) or (ii) seek to achieve other stated investment objectives.

In the case of accounts managed to track an index, the primary criteria for determining whether a security should be included (or continue to be included) in an investment portfolio is whether such security is a representative component of the securities index that the account is seeking to track.  For other systematically-managed accounts that do not track a specific index, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines ( the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients (for example, where an issuer files additional solicitation materials after a Proxy Service has issued its voting recommendations but sufficiently before the vote submission deadline and these materials would reasonably be expected to affect the Investment Manager’s voting determination).

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Manager takes the position that relationships between certain affiliates acquired as a result of the Legg Mason transaction that do not use the “Franklin Templeton” name (“Legg Mason Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and a Legg Mason Affiliate) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Manager operates as an independent business unit from the Legg Mason Affiliate business units, and (ii) informational barriers exist between the Investment Manager and the Legg Mason Affiliate business units. Franklin Templeton employees are under an obligation to bring any conflicts of interest, including conflicts of interest which may arise because of an attempt by a Legg Mason Affiliate business unit or officer or employee to influence proxy voting by the Investment Manager to the attention of Franklin Templeton’s Compliance.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Manager’s or an affiliate’s (other than a Legg Mason Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Manager or an affiliate (other than a Legg Mason Affiliate as described above) and an issuer may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in
situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates (other than Legg Mason Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers (other than Legg Mason Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton U.S. registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the fund’s shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the Investment Manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the Investment Manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals. If a Franklin Templeton investment company becomes a holder of more than 25% of the shares on a non-affiliated fund, as a result of a decrease in the outstanding shares of the non-affiliated fund, then the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the non-affiliated fund.

In addition, with respect to an open-ended collective investment scheme formed as a Société d'Investissement à capital variable (SICAV), in accordance with Luxembourg law, if one sub-fund (the “Acquirer”) has invested in another sub-fund of the SICAV (the “Target”), then the voting rights attached to the shares of the Target will be suspended for voting purposes as long as they are held by the Acquirer. Similarly, in accordance with Canadian law, Canadian mutual funds that are invested in another proprietary mutual fund are prohibited from voting the units of the underlying fund.

Weight Given Management Recommendations

One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager's ultimate decision. Each issue is considered on its own merits, and the Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Engagement with Issuers

The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full- time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (x) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The Investment Manager will not generally make such efforts on behalf of other Advisory Clients or notify such Advisory Clients or their custodians that the Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

The Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, the Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. The Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where the Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

The following describes the standard procedures that are to be followed with respect to carrying out the Investment Manager's proxy policy:

1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.

2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group to maintain control over such materials.

3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward (or otherwise make available) this information to the appropriate research analyst for review and voting instructions.

4. In determining how to vote, the Investment Manager's analysts and relevant portfolio manager(s) will consider their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.

5. The Proxy Group is responsible for maintaining the documentation that supports the Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.

6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening. If the Proxy Group learns that an issuer has filed additional solicitation materials sufficiently prior to the submission deadline, the Proxy Group will disseminate this information to the Investment Manager so that the Investment Manager may consider this information and determine whether it is material to its voting decision.

7. The Proxy Group will make every effort to submit the Investment Manager's vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8. With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis; the Proxy Group does not have authority to file Powers of Attorney on behalf of other Advisory Clients. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.

9. The Proxy Group prepares reports for each separate account client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10. If the Franklin Templeton Services, LLC Global Trade Services learns of a vote that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify the Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the lending agent in an effort to retrieve the security. If so requested by the Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that the Investment Manager is able to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11. The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group may instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12. The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary U.S. registered investment companies, disclose that each U.S.-registered fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC. The Proxy Group will work with legal staff in other jurisdictions, as needed, to help support required proxy voting disclosure in such markets.

13. The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary U.S. registered investment companies is made in such clients’ disclosure documents.

14. The Proxy Group is subject to periodic review by Internal Audit and compliance groups.

15. The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.

16. The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.

17. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on materially accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.

18. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

19. At least annually, the Proxy Group will verify that:

a. A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;
b. A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

c. Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and

d. Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained in either hard copy or electronic format for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review the Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. For proprietary Australian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com.au no later than September 30 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such U.S. registered investment company voting records with the SEC.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.

The ISS proxy voting guidelines can be found at: https://www.issgovernance.com/policy-gateway/voting-policies/.
The Glass Lewis proxy voting guidelines can be found at: https://www.glasslewis.com/voting-policies-current/.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  As of October 28, 2021, the portfolio managers of the Fund is as follows:

GLENN I. VOYLES CFA
, Senior Vice President of Advisers
Mr. Voyles has been a manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment for the global income component of the Fund. He joined Franklin Templeton Investments in 1993.

JONATHAN G. BELK CFA
, Portfolio Manager of Advisers
Mr. Belk has been a portfolio manager of the Fund since August 2020. He joined Franklin Templeton in 2004.

CFA and Chartered Financial Analyst are trademarks owned by CFA Institute.

(a)(2)  This section reflects information about the portfolio managers as of the fiscal year ended August 31, 2021.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Glenn I. Voyles	4	4,146.3	5	1,441.6	6	69.8
Jonathan G. Belk	2	639.1	-	-	-	-

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals.  Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts.  The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted, in the chart above, if any).  This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
Compensation.
  The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary
  Each portfolio manager is paid a base salary.

Annual bonus
  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

  Investment performance.
  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
  Non-investment performance.
  The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
  Responsibilities.
  The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation
  Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits
Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares.
  The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio manager (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Glenn I. Voyles	None
Johnathan G. Belk	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

For the fiscal year ended August 31, 2021, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$3,055
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$267
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	-
Administrative fees not included in a revenue split	-
Indemnification fees not included in a revenue split	-
Rebate (paid to borrower)	-
Other fees not included above	-
Aggregate fees/compensation paid by the Fund for securities lending activities	$267
Net income from securities lending activities	$2,788

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a) (2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
UNIVERSAL TRUST

By S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date October 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date October 28, 2021

By S\Jeffrey W. White______________________
Jeffrey W. White
Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date October 28, 2021